GOODWILL AND OTHER INTANGIBLE ASSETS-NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table summarizes the change in the carrying amount of goodwill for the years ended December 31, 2023, and 2022, by reportable business segment:

	December 31, 2022	Acquisitions/ Divestitures	Currency Translation Adjustment	December 31, 2023
Aerospace Technologies	$2,376	$—	$10	$2,386
Industrial Automation	9,183	392	75	9,650
Building Automation	3,338	—	42	3,380
Energy and Sustainability Solutions	1,726	—	1	1,727
Corporate and All Other	874	—	32	906
Total Goodwill	$17,497	$392	$160	$18,049

Other Intangible Assets
Other intangible assets are comprised of:

	December 31, 2023			December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-life intangibles
Patents and technology	$2,399	$(1,837)	$562	$2,313	$(1,759)	$554
Customer relationships	4,199	(2,601)	1,598	3,989	(2,397)	1,592
Trademarks	362	(284)	78	371	(273)	98
Other	299	(277)	22	299	(274)	25
Total definite-life intangibles—net	7,259	(4,999)	2,260	6,972	(4,703)	2,269
Indefinite-life intangibles
Trademarks	971	—	971	953	—	953
Total Other intangible assets—net	$8,230	$(4,999)	$3,231	$7,925	$(4,703)	$3,222